Vessels, net, Vessels' Disposals (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Vessels' Disposals [Abstract]
Gain on vessel's sale		$ 19,456	$ 0	$ 15,683
P. Yanbu [Member]
Vessels' Disposals [Abstract]
Sales price of vessel	$ 39,000
Gain on vessel's sale		$ 19,456